Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Related party revenue	$ 725	$ 268,978	$ 495,330	$ 843,828
Cost of revenue related parties	$ 136,912	$ 130,600	$ 663,976	$ 308,381